Schedule of Error Corrections and Prior Period Adjustments (Details)	12 Months Ended
Mar. 31, 2015 USD ($)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 1	$ 3,828,775
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 2	671,298
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 3	4,500,073
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 4	8,894,555
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 5	943,762
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 6	9,838,317
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 7	9,866,195
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 8	943,762
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 9	$ 10,809,957
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 10	(0.16)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 11	(0.01)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 12	(0.17)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 13	$ 1,490,790
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 14	943,762
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 15	2,434,552
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 16	(18,479,689)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 17	(943,762)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 18	(19,423,451)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 19	1,085,606
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 20	272,464
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments 21	$ 1,358,070